Offsetting Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Offsetting Financial Assets and Liabilities
39. OFFSETTING FINANCIAL ASSETS AND LIABILITIES
Financial assets and financial liabilities are reported on a net basis on the balance sheet only if there is a legally enforceable right to set off the recognised amounts and there is an intention to settle on a net basis, or to realise the asset and settle the liability simultaneously. The following table shows the impact of netting arrangements on:

–	All financial assets and liabilities that are reported net on the balance sheet

–
All derivative financial instruments and repurchase agreements and other similar secured lending and borrowing agreements that are subject to enforceable master netting arrangements or similar agreements, but do not qualify for balance sheet netting.

The table identifies the amounts that have been offset in the balance sheet and also those amounts that are covered by enforceable netting arrangements (offsetting arrangements and financial collateral) but do not qualify for netting under the requirements described above.
For derivative contracts, the ‘Financial instruments’ column identifies financial assets and liabilities that are subject to set off under netting agreements, such as the ISDA Master Agreement or derivative exchange or clearing counterparty agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out
netting applied across all outstanding transactions covered by the agreements if an event of default or other predetermined events occur. Financial collateral refers to cash and non-cash
collateral obtained, typically daily or weekly, to cover the net exposure between counterparties by enabling the collateral to be realised in an event of default or if other predetermined events occur. For repurchase and reverse repurchase agreements and other similar secured lending and borrowing, the ‘Financial instruments’ column identifies financial assets and liabilities that are subject to set off under netting agreements, such as global master repurchase agreements and global master securities lending agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out netting applied across all outstanding transactions covered by the agreements if an event of default or other predetermined events occur. Financial collateral typically comprises highly liquid securities which are legally transferred and can be liquidated if a counterparty defaults.
Santander UK engages in a variety of counterparty credit mitigation strategies in addition to netting and collateral arrangements. Therefore, the net amounts presented in the tables below do not purport to represent Santander UK’s actual credit exposure.

	Group
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet			Related amounts not offset			Assets not subject to
2019	Gross amounts £m	Amounts offset £m	Net amounts on balance sheet £m	Financial instruments £m	Financial collateral (1) £m	Net amount £m	enforceable netting arrangements (2) £m	Balance sheet total (3) £m
Assets
Derivative financial assets	4,446	(1,214)	3,232	(768)	(1,915)	549	84	3,316
Reverse repurchase, securities borrowing & similar agreements:
– Amortised cost	25,312	(1,676)	23,636	(537)	(23,099)	0	0	23,636
– Fair value	0	0	0	0	0	0	0	0
Loans and advances to customers and banks (4)	5,247	(1,248)	3,999	0	0	3,999	205,143	209,142

	35,005	(4,138)	30,867	(1,305)	(25,014)	4,548	205,227	236,094

Liabilities
Derivative financial liabilities	2,616	(1,214)	1,402	(768)	(572)	62	46	1,448
Repurchase, securities lending & similar agreements:
– Amortised cost	19,962	(1,676)	18,286	(537)	(17,749)	0	0	18,286
– Fair value	0	0	0	0	0	0	0	0
Deposits by customers and banks (4)	11,395	(1,248)	10,147	0	(502)	9,645	186,089	196,236

	33,973	(4,138)	29,835	(1,305)	(18,823)	9,707	186,135	215,970

2018
Assets
Derivative financial assets	7,026	(1,872)	5,154	(933)	(2,133)	2,088	105	5,259
Reverse repurchase, securities borrowing & similar agreements:
– Amortised cost	24,733	(3,606)	21,127	(2,721)	(18,406)	—	—	21,127
– Fair value	2,272	—	2,272	—	(2,272)	—	—	2,272
Loans and advances to customers and banks (4)	6,021	(1,293)	4,728	—	—	4,728	199,360	204,088

	40,052	(6,771)	33,281	(3,654)	(22,811)	6,816	199,465	232,746

Liabilities
Derivative financial liabilities	3,187	(1,872)	1,315	(933)	(303)	79	54	1,369
Repurchase, securities lending & similar agreements:
– Amortised cost	14,516	(3,606)	10,910	(2,721)	(8,189)	—	—	10,910
– Fair value	2,110	—	2,110	—	(2,110)	—	—	2,110
Deposits by customers and banks (4)	12,174	(1,293)	10,881	—	(502)	10,379	184,430	195,311

	31,987	(6,771)	25,216	(3,654)	(11,104)	10,458	184,484	209,700

(1)	Financial collateral is reflected at its fair value, but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
(2)	This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
(3)	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
(4)	The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.